LOANS RECEIVABLE (Details)	12 Months Ended
Mar. 31, 2018 USD ($)
LOANS RECEIVABLE
Loans	$ 28,696,234
Loans receivable	$ 28,696,234
Interest rate on loans receivable	8.00%